Annual Fund Operating Expenses - Class S - Thrivent Large Cap Value Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.45%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.54%